ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1. ORGANIZATION AND BASIS OF PRESENTATION
Unless otherwise indicated, defined terms and abbreviations used herein have the meanings set forth in the accompanying Glossary of Terms.
FET, a consolidated VIE of FE, is the parent of the FET Subsidiaries and PATH. In March 2024, PATH completed the process of terminating all of its FERC-jurisdictional rates and facilities, with the result that PATH no longer is a “public utility” or subject to FERC jurisdiction. FET and its non-affiliated
joint venture partner are completing the process of terminating the PATH corporate entities. Through its subsidiaries, FET owns high-voltage transmission facilities in PJM, which consist of 12,520 circuit miles of transmission lines with nominal voltages of
500
kV,
345
kV,
230
kV,
138
kV,
115
kV,
69
kV and
46
kV in Ohio, Pennsylvania, West Virginia, Maryland and Virginia. FET plans, operates, and maintains its transmission system in accordance with NERC reliability standards and other applicable regulatory requirements. In addition, FET and its subsidiaries comply with the regulations, orders, policies and practices prescribed by FERC and the PUCO, PPUC, WVPSC, MDPSC and VSCC.
As of March 25, 2024, FET owns 100% of MAIT’s equity interests (Class A and Class B). FET presents FE’s ownership of FET’s special purpose membership interest net assets and net income as NCI. NCI is included as a component of equity on FET’s Consolidated Balance Sheets. So long as FE holds the FET special purpose membership interests, it will receive 100% of any Class B distributions made by MAIT.
On May 31, 2022, Brookfield acquired 19.9% of the issued and outstanding membership interests of FET. On March 25, 2024, Brookfield acquired an additional incremental 30% equity interest in FET. As a result of the closing of the transaction, Brookfield’s interest in FET increased from 19.9% to 49.9%, while FE retained the remaining 50.1% ownership interests of FET. FET continues to be consolidated in FirstEnergy’s financial statements. Pursuant to the terms of the FET P&SA II, in connection with the closing, Brookfield, FET and FE entered into the A&R FET LLC Agreement, which amended and restated in its entirety the Third Amended and Restated Limited Liability Company Agreement of FET. The A&R FET LLC Agreement, among other things, provides for the governance, exit, capital and distribution, and other arrangements for FET from and following the closing. Under the A&R FET LLC Agreement, as of the closing, the FET Board consists of five directors, two of whom are appointed by Brookfield and three of whom are appointed by FE.
FET and its subsidiaries follow GAAP and comply with the related regulations, orders, policies and practices prescribed by FERC and the PUCO, PPUC, WVPSC, MDPSC and VSCC.
The accompanying interim financial statements as of
September
 30, 2025, and the three and
nine
months ended
September
 30, 2025 and 2024 are unaudited, but reflect all adjustments, consisting of normal recurring adjustments, that, in the opinion of management, are necessary for a fair statement of the financial statements. The December 31, 2024 Consolidated

Balance Sheets
were derived from audited financial statements. The preparation of financial statements in conformity with GAAP requires management to make periodic estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. The reported results of operations are not necessarily indicative of results of operations for any future period.
FET and its subsidiaries have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. These interim financial statements have been prepared pursuant to the rules and regulations of the SEC for Quarterly Reports on Form
10-Q.
Certain information and disclosures normally included in financial statements and notes prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. These interim financial statements should be read in conjunction with the financial statements and notes included in the Annual Report on Form
10-K
for the year ended December 31, 2024.
FET and its subsidiaries consolidate all majority-owned subsidiaries over which they exercise control and, when applicable, entities for which they have a controlling financial interest. Intercompany transactions and balances are eliminated in consolidation as appropriate and permitted pursuant to GAAP. FET and its subsidiaries consolidate a VIE (MAIT) when it is determined to be a primary beneficiary. Investments in affiliates over which FET and its subsidiaries have the ability to exercise significant influence, but do not have a controlling financial interest, follow the equity method of accounting. Under the equity method, the interest in the entity is reported as an investment in the Consolidated Balance Sheets and the percentage of FET’s ownership share of the entity’s earnings is reported in the Consolidated Statements of Income.
Certain prior year amounts have been reclassified to conform to the current year presentation.
Economic Conditions
While supply lead times have not fully returned to
pre-pandemic
levels, FET and its subsidiaries continue to monitor the situation in light of demand increases across the industry, including due to data center usage, and the imposition of tariffs by the U.S. government and retaliatory tariffs that have been, and may be, imposed in response. FET and its subsidiaries continue to implement mitigation strategies to address supply constraints and do not expect any corresponding service disruptions or any material impact on its capital investment plan. However, the situation remains fluid and a prolonged continuation or further increase in demand, or the continuation of uncertain or adverse macroeconomic conditions, including inflationary pressures and new or increased existing tariffs, could lead to an increase in supply chain disruptions that could, in turn, have an adverse effect on FET’s consolidated results of operations, cash flow and financial condition.
The U.S. presidential administration has imposed widespread and substantial tariffs on imports, with additional tariffs to potentially be adopted in the future. The imposition of these or any other new or increased tariffs or resultant trade wars, and uncertainties associated with the same, could have an adverse effect on FET’s consolidated cash flow and financial condition.
Goodwill
Goodwill is evaluated for impairment annually on July 31 and more frequently if indicators of impairment arise. In evaluating goodwill for impairment, qualitative factors are assessed to determine whether it is more likely than not (that is, likelihood of more than 50%) that the fair value of the reporting unit is less than its carrying value (including goodwill). If it is concluded that it is not more likely than not that the fair value of the reporting unit is less than its carrying value, then no further testing is required. However, if management concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying value or bypasses the qualitative assessment, then the quantitative goodwill impairment test is performed to identify a potential goodwill impairment and measure the amount of impairment to be recognized, if any.

No
impairment of goodwill was indicated in 2025. A qualitative assessment was performed, assessing economic, industry and market considerations in addition to overall performance. Key factors used in the assessment included: growth rates, interest rates, expected investments, utility sector market performance, regulatory and legal developments, and other market considerations. It was determined that the fair values of the reporting unit was, more likely than not, greater than their carrying values and a quantitative analysis was not necessary.
Capitalized Financing Costs
For the three months ended September 30, 2025 and 2024, capitalized financing costs on FET’s Consolidated Statements of Income include
$16 million and $11 million, respectively, of allowance for equity funds used during construction and $7 million and $4 million, respectively, of capitalized interest.
For the nine months ended September 30, 2025 and 2024, capitalized financing costs on FET’s Consolidated Statements of Income include
$42 million and $28 million, respectively, of allowance for equity funds used during construction and $15 million and $13 million, respectively, of capitalized interest.
Investments
Valley Link
- On November 25, 2024, FET, Dominion High Voltage MidAtlantic, Inc., an affiliate of VEPCO, and Transource Energy, LLC, formed Valley Link, which is the holding company responsible for managing and executing any projects awarded by PJM, and entered into a limited liability agreement. On February 21, 2025, FET, Dominion HV and Transource entered into the Valley Link LLCA, which amended and restated a provisional operating agreement among the members entered into in November 2024. The Valley Link LLCA establishes the general framework for managing Valley Link, which was formed by FET, Dominion HV, and Transource to accept, design, develop, construct, own, operate and finance the transmission projects awarded by PJM to Valley Link on February 26, 2025, in response to the PJM 2024 Regional Transmission Expansion Plan Long-Term Proposal Window #1. This general framework includes the relationship among the members, confers governance rights to its members so long as certain ownership percentages are maintained, as described below, and defines the list of projects that Valley Link will have the right to develop. Valley Link is the owner of the Valley Link Subsidiaries, which are organized in various states. The Valley Link Subsidiaries comprise the entities that are expected to develop, construct, own, operate and maintain the transmission projects awarded by PJM. As of February 21, 2025, the relative ownership interests of the members are FET (34%), Dominion HV (30%), and Transource (36%), and Valley Link will not be consolidated with FET for financial or tax reporting purposes and expects to be accounted for under equity method accounting. As of
September
 30, 2025, and December 31, 2024, there were no investment balances recorded on FET’s Consolidated Balance Sheets.
On February 26, 2025, PJM awarded two electric transmission projects to Valley Link, including the construction of (i) approximately 260 miles of
765-kV
transmission line and two substations between Putnam County, West Virginia and Frederick County, Maryland; (ii) approximately 155 miles of
765-kV
transmission line and a substation between Campbell County, Virginia and Fauquier County, Virginia; and (iii) a new substation in Caroline County, Virginia. The total cost of these projects is estimated to be approximately $3 billion with FET’s estimated share will be approximately $1 billion.
PATH WV
 -
PATH, a proposed transmission line from West Virginia through Virginia into Maryland, which PJM cancelled in 2012, is a series limited liability company that is comprised of multiple series, each of which has separate rights, powers and duties regarding specified property and the series profits and losses associated with such property. A subsidiary of FE owns 100% of the Allegheny Series (PATH-Allegheny) and 50% of the West Virginia Series
(PATH-WV),
which is a joint venture with a subsidiary of AEP. FET is not the primary beneficiary of
PATH-WV,
as it does not have control over the significant activities affecting the economics of
PATH-WV.
FET’s ownership interest in
PATH-WV
is subject to the equity method of accounting. As of
September
 30, 2025 and December 31, 2024, the carrying value of the equity method investment was $17 million, which is expected to be recovered through a distribution.

In March 2024, PATH completed the process of terminating all of its FERC-jurisdictional rates and facilities, with the result that PATH no longer is a “public utility” and no longer is subject to FERC jurisdiction. FET and its non-affiliated
joint venture partner are completing the process of terminating the PATH corporate entities.
Segment Information
FET has one operating segment, which is the entire entity. FET’s Consolidated Statements of Income are consistent with the internal financial reports used by FET’s President, its CODM. FET’s CODM uses earnings attributable to FET to assess performance and considers budget versus actual results on a monthly basis when making decisions about allocating resources. FET considers Other operating expenses, Provision for depreciation, General taxes, Interest expense and Income taxes to be significant expenses. See the Consolidated Statements of Income.
New Accounting Pronouncements
Recently Issued Pronouncements -
The following new authoritative accounting guidance issued by the FASB has not yet been adopted. Unless otherwise indicated, FET and its subsidiaries are currently assessing the impact such guidance may have on its financial statements and disclosures, as well as the potential to early adopt where applicable. FET and its subsidiaries have assessed other FASB issuances of new standards not described below based upon the current expectation that such new standards will not significantly impact FET and its subsidiaries’ financial reporting.
ASU
2023-09,
“
Income taxes (Topic 280): Improvements to Income Tax Disclosures
“ (Issued in December 2023): ASU
2023-09
enhances disclosures primarily related to existing rate reconciliation and income taxes paid information to help investors better assess how a company’s operations and related tax risks and tax planning and operational opportunities affect the tax rate and prospects for future cash flows. Disclosure requirements include a tabular reconciliation using both percentages and amounts, separated out into specific categories with certain reconciling items at or above 5% of the statutory tax as well as by nature and/or jurisdiction. In addition, entities will be required to disclose income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes are paid to such jurisdiction. For public companies, the guidance will be effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments within ASU
2023-09
are to be applied on a prospective basis, with retrospective application permitted.
ASU
2024-03,
“
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40)
” (Issued in November 2024 and subsequently updated within ASU
2025-01):
ASU
2024-03
requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU
2024-03
is effective for public companies for the first annual reporting period beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The guidance is permitted to be applied prospectively, and comparative disclosures are not required for reporting periods beginning before the effective date. Entities can elect to apply the new standard retrospectively to any or all prior periods presented in the financial statements.
ASU 2025-06, “
Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software
”
(Issued in September 2025): ASU 2025-06 amends the existing standard that refers to various stages of a software development project to align better with current software development methods, such as agile programming. Under the new standard, entities will start capitalizing eligible costs when (1) management has authorized and committed to funding the software project, and (2) it is probable that the project will be completed and the software will be used to perform the function intended. In evaluating whether it is probable the project will be completed, an entity is required to consider whether there is significant uncertainty associated with the development activities of the software. ASU 2025-06 is effective for public companies beginning with the annual reporting period after December 15, 2027, and interim reporting periods within those annual reporting periods. The guidance is permitted to be applied using a prospective, retrospective or modified transition approach. Early adoption is permitted.

1. ORGANIZATION AND BASIS OF PRESENTATION
Unless otherwise indicated, defined terms and abbreviations used herein have the meanings set forth in the accompanying Glossary of Terms.
FET, a consolidated VIE of FE, is the parent of the FET Subsidiaries and PATH. In March 2024, PATH completed the process of terminating all of its FERC-jurisdictional rates and facilities, with the result that PATH no longer is a “public utility” and no longer is subject to FERC jurisdiction. FET and its non-affiliated
joint venture partner are completing the process of terminating the PATH corporate entities. Through its subsidiaries, FET owns high-voltage transmission facilities in PJM, which consist of 12,520 circuit miles of transmission lines with nominal voltages of
500
kV,
345
kV,
230
kV,
138
kV,
115
kV,
69
kV and
46
kV in Ohio, Pennsylvania, West Virginia, Maryland and Virginia. FET plans, operates, and maintains its transmission system in accordance with NERC reliability standards, and other applicable regulatory requirements. In addition, FET and its subsidiaries comply with the regulations, orders, policies and practices prescribed by FERC and the PUCO, PPUC, WVPSC, MDPSC and VSCC.
Following receipt of necessary regulatory approvals, on January 31, 2017, MAIT issued membership interests to FET and FE PA predecessors, PN and ME, in exchange for their respective cash and transmission asset contributions. As of December 31, 2023, ME’s and PN’s approximate ownership of MAIT was 17% and 25%, respectively. On January 1, 2024, FE PA, as successor-in-interest
to PN and ME, transferred their respective Class B equity interests of MAIT to FE, which were ultimately contributed to FET in exchange for a special purpose membership interest in FET. So long as FE holds the FET special purpose membership interests, it will receive 100% of any Class B distributions made by MAIT. As of March 25, 2024, FET owns 100% of MAIT’s equity interests (Class A and Class B). FET presents FE’s ownership of FET’s special purpose membership interest net assets and net income as NCI. NCI is included as a component of equity on FET’s Consolidated Balance Sheets.
FET and its subsidiaries consolidate all majority-owned subsidiaries over which they exercise control and, when applicable, entities for which they have a controlling financial interest. Intercompany transactions and balances are eliminated in consolidation as appropriate and permitted pursuant to GAAP. FET and its subsidiaries consolidate a VIE (MAIT) when it is determined to be a primary beneficiary. Investments in affiliates over which FET and its subsidiaries have the ability to exercise significant influence, but do not have a controlling financial interest, follow the equity method of accounting. Under the equity method, the interest in the entity is reported as an investment in the Consolidated Balance Sheets and the percentage of FET’s ownership share of the entity’s earnings is reported in the Consolidated Statements of Income and Comprehensive Income.
On May 31, 2022, Brookfield acquired 19.9% of the issued and outstanding membership interests of FET. On March 25, 2024, Brookfield acquired an additional incremental 30% equity interest in FET. FET continues to be consolidated in FirstEnergy’s financial statements. As a result of the consummation of the transaction, Brookfield’s interest in FET increased from 19.9% to 49.9%, while FE retained the remaining 50.1% ownership interests of FET. Pursuant to the terms of the FET P&SA II, in connection with the closing, Brookfield, FET and FE entered into the A&R FET LLC Agreement, which amended and restated in its entirety the Third Amended and Restated Limited Liability Company Agreement of FET. The A&R FET LLC Agreement, among other things, provides for the governance, exit, capital and distribution, and other arrangements for FET from and following the closing. Under the A&R FET LLC Agreement, as of the closing, the FET Board consists of five directors, two of whom are appointed by Brookfield and three of whom are appointed by FE.
On July 26, 2024, FE, VEPCO and Transource Energy, LLC, a subsidiary of AEP, entered into a joint proposal agreement in connection with PJM’s 2024 Regional Transmission Expansion Plan Open Window 1 process. Pursuant to such joint proposal agreement, certain FET subsidiaries, VEPCO and Transource Energy, LLC jointly proposed certain regional electric transmission projects for PJM’s consideration during the Open Window process. On November 25, 2024, FET, Dominion High Voltage MidAtlantic, Inc., as affiliate of VEPCO, and Transource Energy, LLC, formed Valley Link, which is the holding company responsible for managing and executing any projects awarded by PJM, and entered into a limited liability agreement. On February 26, 2025, PJM selected certain of the joint proposed projects, which included approximately $3 billion in investments for Valley Link to both build new and upgrade existing transmission infrastructure.
The accompanying consolidated financial statements have been prepared in accordance with GAAP and the rules and regulations of the SEC. FET and its subsidiaries follow GAAP and comply with the related regulations, orders, policies and practices prescribed by FERC and the PUCO, PPUC, WVPSC, MDPSC and VSCC. The preparation of financial statements in conformity with GAAP requires management to make periodic estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. The reported results of operations are not necessarily indicative of results of operations for any future period. FET and its subsidiaries have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Certain prior year amounts have been reclassified to co
nfor
m to the current year.
Economic Conditions
Economic conditions have stabilized across numerous material categories, but not all lead times have returned to pre-pandemic
levels. Several key suppliers have seen improvements with capacity, but FET continues to monitor the situation as demand increases across the industry, including due to data center usage. Inflationary pressures have moderated, which has improved the cost of materials, but certain categories have remained elevated. FET continues to implement mitigation strategies to address supply constraints and does not expect any corresponding service disruptions or any material impact on its capital investment plan. However, the situation remains fluid and a prolonged continuation or further increase in demand, or the continuation of uncertain or adverse macroeconomic conditions, including inflationary pressures and new or increased existing tariffs, could lead to an increase in supply chain disruptions that could, in turn, have an adverse effect on FET’s results of operations, cash flow and financial condition.
In February 2025, the new U.S. presidential administration announced the imposition of widespread and substantial tariffs on imports, with plans for additional tariffs to potentially be adopted in the future. Although certain of these tariffs were subsequently temporarily stayed, the situation is dynamic and subject to rapid change. The imposition of these or any other new or increased tariffs or resultant trade wars could have an adverse effect on FET’s and the FET Subsidiaries’ results of operations cash flow and financial condition.
ACCOUNTING FOR THE EFFECTS OF REGULATION
FET is subject to regulation that sets the prices (rates) that they are permitted to charge customers based on costs that the regulatory agencies determine are permitted to be recovered. At times, regulatory agencies permit the future recovery of costs that would be currently charged to expense by an unregulated company. The ratemaking process results in the recording of regulatory assets and liabilities based on anticipated future cash inflows and outflows.
FET reviews the probability of recovery of regulatory assets, and settlement of regulatory liabilities, at each balance sheet date and whenever new events occur. Factors that may affect probability include changes in the regulatory environment, issuance of a regulatory commission order, or passage of new legislation. Upon material changes to these factors, where applicable, FET will record new regulatory assets or liabilities and will assess whether it is probable that currently recorded regulatory assets and liabilities will be recovered or settled in future rates. If recovery of a regulatory asset is no longer probable, FET will write off that regulatory asset as a charge against earnings. FET considers the entire regulatory asset balance as the unit of account for the purposes of balance sheet classification rather than the next years recovery and as such net regulatory assets and liabilities are presented in the non-current
section on the FET Consolidated Balance Sheets. See Note 9, “Regulatory Matters,” of the Notes to Consolidated Financial Statements for additional information.
The following table provides information about the composition of net regulatory assets and liabilities as of December 31, 2024 and 2023, and the changes during the year 2024:

	As of December 31,
Net Regulatory Assets (Liabilities) by Source	2024	2023	Change
	(In millions)
Customer payables for future income taxes	$(582)	$(588)	$6
Asset removal costs	9	1	8
Deferred transmission costs	117	262	(145)
MISO exit fee	26	30	(4)
Vegetation management	6	7	(1)
Other	—	(4)	4

Net Regulatory Liabilities included on the Consolidated Balance Sheets	$(424)	$(292)	$(132)

INVESTMENTS
All temporary cash investments purchased with an initial maturity of three months or less are reported as cash equivalents on the Consolidated Balance Sheets, at cost, which approximates their fair market value.
PATH WV
-
PATH, was a proposed transmission line from West Virginia through Virginia into Maryland which PJM cancelled in 2012, is a series limited liability company that is comprised of multiple series, each of which has separate rights, powers and duties regarding specified property and the series profits and losses associated with such property. FET owns 100% of the Allegheny Series (PATH-Allegheny) and 50% of the West Virginia Series
(PATH-WV),
which is a joint venture with a subsidiary of AEP. FET is not the primary beneficiary of
PATH-WV,
as it does not have control over the significant activities affecting the economics of
PATH-WV.
FET’s ownership interest in
PATH-WV
is subject to the equity method of accounting. As of December 31, 2024 and 2023, the carrying value of the equity method investment was $17 million, which is expected to be recovered through a distribution. FET’s pre-tax
equity earnings in
PATH-WV
were immaterial for the years ended December 31, 2024, 2023 and 2022.
RECEIVABLES
Under a formula rate mechanism approved by the FERC, the FET Subsidiaries make annual filings in order to recover incurred costs and an allowed return. An initial rate filing is made for each calendar year using estimated costs, which is used to determine the initial billings to customers. All prudently incurred allowable operation and maintenance costs, a return earned on rate base and income taxes are recovered or refunded through a subsequent true-up
mechanism. As such, FET recognizes revenue as it incurs recoverable costs and earns the allowed return. Any differences between revenues earned based on a ctu
al costs and the amounts billed based on estimated costs are recognized as a regulatory asset or liability, and will be recovered or refunded, respectively, in subsequent periods.
Other receivables include PJM receivables resulting from transmission sales. The FET Subsidiaries uncollectible risk on PJM receivables is minimal due to the nature of PJM’s settlement process whereby members of PJM legally agree to share the cost of defaults and as a result there is no allowance for doubtful accounts.
GOODWILL
In a business combination, the excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed is recognized as goodwill. Goodwill is evaluated for impairment annually on July 31 and more frequently if indicators of impairment arise. In evaluating goodwill for impairment, qualitative factors are assessed to determine whether it is more likely than not (that is, likelihood of more than 50%) that the fair value of the reporting unit is less than its carrying value (including goodwill). If it is concluded that it is not more likely than not that the fair value of the reporting unit is less than its carrying value, then no further testing is required. However, if management concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying value or bypasses the qualitative assessment, then the quantitative goodwill impairment test is performed to identify a potential goodwill impairment and measure the amount of impairment to be recognized, if any.
No impairment of goodwill was indicated in 2024 and 2023. In 2024 and 2023, a qualitative assessment was performed, assessing economic, industry and market considerations in addition to overall performance. Key factors used in the assessment included: growth rates, interest rates, expected investments, utility sector market performance, regulatory and legal developments, and other market considerations. It was determined that the fair values of the reporting unit was, more likely than not, greater than their carrying values and a quantitative analysis was not necessary.
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment reflects original cost (net of any impairments recognized), including payroll and related costs such as taxes, employee benefits, administrative and general costs, and financing costs incurred to place the assets in service. The costs of normal maintenance, repairs and minor replacements are expensed as incurred. Liabilities for planned major maintenance projects are recognized as they are incurred.
FET and the FET Subsidiaries provide for depreciation on a straight-line basis at various rates over the estimated lives of property included in plant in service. The annual composite rates for the FET Subsidiaries’ electric plant were 2.6%, 2.5% and 2.4% in 2024, 2023 and 2022, respectively.
For the years ended December 31, 2024, 2023 and 2022, capitalized financing costs on FET’s Consolidated Statements of Income include $40 million, $26 million and $28 million, respectively, of allowance for equity funds used during construction and $17 million, $12 million and $8 million, respectively, of capitalized interest.
Long-lived assets classified as held and used are evaluated for impairment when events or changes in circumstances indicate that the carrying value of the long-lived assets may not be recoverable. First, the estimated undiscounted future cash flows attributable to the assets is compared with the carrying value of the assets. If the carrying value is greater than the undiscounted future cash flows, an impairment charge is recognized equal to the amount the carrying value of the assets exceeds its estimated fair value.
NEW ACCOUNTING PRONOUNCEMENTS
Recently Adopted Pronouncements -
ASU
2023-07,
“
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
“ (Issued in November 2023): ASU
2023-07
enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. Disclosure requirements within ASU
2023-07
include disclosing significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss. A public entity is also required to disclose the title and position of the individual(s) identified as the CODM as well as an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Disclosures are required on both an annual and an interim basis. The segment disclosures within have been updated to reflect the requirements of ASU
2023-07.
Recently Issued Pronouncements
- The following new authoritative accounting guidance issued by the FASB has not yet been adopted. Unless otherwise indicated, FET is currently assessing the impact such guidance may have on its financial statements and disclosures, as well as the potential to early adopt where applicable. FET has assessed other FASB issuances of new standards not described below based upon the current expectation that such new standards will not significantly impact FET’s financial reporting.
ASU
2023-09,
“
Income taxes (Topic 280): Improvements to Income Tax Disclosures
“ (Issued in December 2023): ASU
2023-09
enhances disclosures primarily related to existing rate reconciliation and income taxes paid information to help investors better assess how a company’s operations and related tax risks and tax planning and operational opportunities affect the tax rate and prospects for future cash flows. Disclosure requirements include a tabular reconciliation using both percentages and amounts, separated out into specific categories with certain reconciling items at or above 5% of the statutory tax as well as by nature and/or jurisdiction. In addition, entities will be required to disclose income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes are paid to such jurisdiction. For public companies, the guidance will be effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments within ASU
2023-09
are to be applied on a prospective basis, with retrospective application permitted.
ASU
2024-03,
“
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40)
” (Issued in November 2024 and subsequently updated within ASU
2025-01):
ASU
2024-03
requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU
2024-03
is effective for public companies for the first annual reporting period beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted.